Post-Employment and Other Long-Term Employees Benefits - Changes in Benefit Obligation and Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in plan assets:
Plan assets at fair value at beginning of year	$ 565
Foreign currency translation	0	$ 0
Plan assets at fair value at end of year	654	565
Pension Benefits
Change in benefit obligation:
Benefit obligation at beginning of year	886	1,165
Service cost	28	33	$ 36
Interest cost	35	27	21
Employee contributions	5	4
Plan amendments	(1)	0
Benefits paid	(18)	(22)
Effect of settlement	(1)	(14)
Actuarial (gain) loss	39	(260)
Foreign currency translation	35	(47)
Benefit obligation at end of year	1,008	886	1,165
Change in plan assets:
Plan assets at fair value at beginning of year	567	743
Actual return on plan assets	38	(157)
Employer contributions	26	25
Employee contributions	5	4
Benefits paid	(4)	(9)
Effect of settlement	(1)	(14)
Business combination	0	0
Foreign currency translation	(23)	25
Plan assets at fair value at end of year	654	567	743
Funded status	(354)	(319)
Net amount recognized in the balance sheet consisted of the following:
Other investments and other non-current assets	15	9
Other payables and accrued liabilities	(15)	(11)
Other non-current liabilities	0	0
Post-employment benefit obligations	(354)	(317)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position, Total	(354)	(319)
Other Long-Term Benefits
Change in benefit obligation:
Benefit obligation at beginning of year	86	94
Service cost	17	17	13
Interest cost	3	1	1
Employee contributions	0	0
Plan amendments	0	0
Benefits paid	(9)	(6)
Effect of settlement	0	0
Actuarial (gain) loss	(2)	(15)
Foreign currency translation	4	(5)
Benefit obligation at end of year	99	86	$ 94
Change in plan assets:
Plan assets at fair value at beginning of year	0
Plan assets at fair value at end of year	0	0
Funded status	(99)	(86)
Net amount recognized in the balance sheet consisted of the following:
Other investments and other non-current assets	0	0
Other payables and accrued liabilities	(7)	(5)
Other non-current liabilities	(92)	(81)
Post-employment benefit obligations	0	0
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position, Total	$ (99)	$ (86)